Taxation - Summary of taxation charge (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure Of Income Tax [Abstract]
– Current	$ 5,092	$ 4,851		$ 8,144
– Deferred	(1,260)	763		92
Total taxation charge	$ 3,832	$ 5,614	[1]	$ 8,236	[1]

[1]	Comparative information has been restated to reflect the adoption of narrow-scope amendments to IAS 12. Refer to page 166 for details.